INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET	Intangible assets, net, consist of the following:
	As of December 31,
	2022	2021
Computer software	$55,348	$34,453
Less: accumulated amortization	(31,304)	(30,793)
Total	$24,044	$3,660